Related Party Transactions and Balances (Details) - Schedule of purchase from a related party - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Purchase From ARelated Party [Abstract]
Beijing Ougaini	$ 19,696